COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases
US$

2018	12,812
2019	4,849
2020	2,294
2021	187
2022 and thereafter	113

20,255